Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024		¥ 285,138
2025		279,186
2026		206,059
2027		60,292
2028		45,545
Thereafter		44,111
Net carrying amount, Intangible assets subject to amortization	¥ 780,948	¥ 920,331	¥ 403,305